Fixed Assets and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Fixed Assets and Intangible Assets, Net [Abstract]
Schedule of fixed assets and intangible assets

	September 30,	December 31,
	2013	2012
	(Unaudited)
Computer equipment	$252,878	$211,896
Furniture and fixtures	142,856	142,856
Leasehold improvements	382,376	377,727
Software	10,968	8,047
Website domain name	124,938	24,938
Website costs	40,500	40,500
Total fixed assets	954,516	805,964
Less: Accumulated depreciation and amortization	(387,434)	(257,415)
Total fixed assets and intangible assets, net	$567,082	$548,549

	December 31,	December 31,
	2013	2012
Computer equipment	$252,879	$211,896
Furniture and fixtures	142,856	142,856
Leasehold improvements	382,376	377,727
Software	10,968	8,047
Website domain name	124,938	24,938
Website costs	40,500	40,500
Total fixed assets	954,517	805,964
Less: Accumulated depreciation and amortization	(432,055)	(257,415)
Total fixed assets and intangible assets, net	$522,462	$548,549